Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at March 31, 2025	As at March 31, 2024
Cash on hand	$3,107	$2,055
Cash at bank	745,614	617,520

Total	$748,721	$619,575